RIGHT TO USE ASSET AND LEASE LIABILITY (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Right To Use Asset And Lease Liability
Operating lease right-of-use asset	$ 310,121	$ 305,258
Less: accumulated amortization	(251,042)	(126,833)
Operating lease right-of-use assets, net	59,079	178,425
Operating lease liability	310,121	305,258
Less: accumulated reduction	(267,968)	(120,904)
Operating lease liability, net	42,153	184,354
Current operating lease liability	42,153	144,245
Non-current operating lease liability		40,109
Total operating lease liability	$ 42,153	$ 184,354